Basis of Preparation	12 Months Ended
Dec. 31, 2025
Basis of Preparation [abstract]
Basis of Preparation

NOTE 2. Basis of Preparation

(a)
Statement of compliance

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

These consolidated financial statements were authorized for issuance by the Board of Directors on April 29, 2026.

(b)
Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for financial liabilities at fair value through profit or loss ("FVTPL").

(c)
Going concern

The consolidated financial statements have been prepared on a going concern basis. For the year ended December 31, 2025, the Company incurred a net loss of $31,858,594. As of December 31, 2025, the Company had an accumulated deficit of $92,468,883 and the total current liabilities exceeded total current assets by $6,119,382. The Company has historically financed its operations primarily through bank borrowings, loans from related parties, equity financing, Simple Agreements for Future Equity ("SAFE agreements"), and the issuance of preferred shares. Management plans to adopt the following measures to improve its operations and cash flows:

1.
Expand payment business to increase the cash inflow and create new revenue stream.
2.
The Company has implemented cost control measures, including optimization of personnel costs, reduction of discretionary expenditures, and prioritization of projects with near-term revenue generation, in order to reduce cash outflows and improve short-term liquidity.
3.
Subsequent to the reporting date, the Company raised gross proceeds of US$10,000,000 through the issuance of a senior secured convertible note with a principal amount of US$11,500,000, maturing on October 6, 2027, and the transaction was completed prior to the issuance of these financial statements.
4.
The major shareholders of the Company have undertaken to provide financial support to the Company, including refraining from demanding repayment of outstanding balances and assisting in obtaining additional financing, if necessary.

The Company expects to finance its operations through equity offerings and debt financings. However, there can be no assurance that any additional financing will be available to the Company on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funds as needed, there would be a material adverse effect on the Company’s business and results of operations or financial condition. Nevertheless, management believes that the Company will be able to obtain additional financing and continue as a going concern.